Supplement to the currently effective Statement of Additional Information of each of the listed funds:

Scudder 21st Century Growth Fund
Scudder Aggressive Growth Fund
Scudder Asset Management Fund
Scudder Balanced Fund
Scudder Blue Chip Fund
Scudder California Tax-Free Income Fund
Scudder Capital Growth Fund
Scudder Contrarian Fund
Scudder Development Fund
Scudder-Dreman Financial Services Fund
Scudder-Dreman High Return Equity Fund
Scudder-Dreman Small Cap Value Fund
Scudder Dynamic Growth Fund
Scudder EAFE Equity Index Fund
Scudder Emerging Markets Debt Fund
Scudder Emerging Markets Growth Fund
Scudder Emerging Markets Income Fund
Scudder Equity 500 Index Fund
Scudder European Equity Fund
Scudder Fixed Income Fund
Scudder Flag Equity Partners Fund
Scudder Flag Investors Communications Fund
Scudder Flag Value Builder Fund
Scudder Florida Tax-Free Income Fund
Scudder Focus Value+Growth Fund
Scudder Global Biotechnology Fund
Scudder Global Bond Fund
Scudder Global Discovery Fund
Scudder Global Fund
Scudder GNMA Fund
Scudder Gold & Precious Metals Fund
Scudder Greater Europe Growth Fund
Scudder Growth and Income Fund
Scudder Growth Fund
Scudder Health Care Fund
Scudder High Income Fund
Scudder High Income Opportunity Fund
Scudder High Income Plus Fund
Scudder High Yield Tax-Free Fund
Scudder Income Fund
Scudder International Equity Fund
Scudder International Fund
Scudder International Select Equity Fund
Scudder Japanese Equity Fund
Scudder Large Company Growth Fund
Scudder Large Company Value Fund
Scudder Latin America Fund
Scudder Lifecycle Long Range Fund
Scudder Lifecycle Mid Range Fund
Scudder Lifecycle Short Range Fund
Scudder Managed Municipal Bond Fund
Scudder Massachusetts Tax-Free Fund
Scudder Medium Term Tax-Free Fund
Scudder Micro Cap Fund
Scudder Mid Cap Fund
Scudder Municipal Bond Fund
Scudder New Europe Fund
Scudder New York Tax-Free Income Fund
Scudder Pacific Opportunities Fund
Scudder Pathway Series: Conservative Portfolio
Scudder Pathway Series: Growth Portfolio
Scudder Pathway Series: Moderate Portfolio
Scudder Preservation Plus Fund
Scudder Preservation Plus Income Fund
Scudder Retirement Fund -- Series V
Scudder Retirement Fund -- Series VI
Scudder Retirement Fund -- Series VII
Scudder RREEF Real Estate Securities Fund
Scudder S&P 500 Index Fund
Scudder S&P 500 Stock Fund
Scudder Select 500 Fund
Scudder Short Duration Fund
Scudder Short Term Bond Fund
Scudder Short Term Municipal Bond Fund
Scudder Small Cap Fund
Scudder Small Cap Index Fund
Scudder Small Company Stock Fund
Scudder Small Company Value Fund
Scudder Strategic Income Fund
Scudder Target 2010 Fund
Scudder Target 2011 Fund
Scudder Target 2012 Fund
Scudder Target 2013 Fund
Scudder Technology Fund
Scudder Technology Innovation Fund
Scudder Top 50 US Fund
Scudder Total Return Bond Fund
Scudder Total Return Fund
Scudder US Bond Index Fund
Scudder US Government Securities Fund
Scudder Variable Series I
o   Scudder Bond Portfolio
o   Scudder Balanced Portfolio
o   Scudder Growth and Income Portfolio
o   Scudder Capital Growth Portfolio
o   Scudder 21st Century Growth Portfolio
o   Scudder Global Discovery Portfolio
o   Scudder International Portfolio
o   Scudder Health Sciences Portfolio
Scudder Variable Series II
o   Scudder Aggressive Growth Portfolio
o   Scudder Blue Chip Portfolio
o   Scudder Contrarian Value Portfolio
o   Scudder Fixed Income Portfolio
o   Scudder Global Blue Chip Portfolio
o   Scudder Government Securities Portfolio
o   Scudder Growth Portfolio
o   Scudder High Income Portfolio
o   Scudder International Select Equity Portfolio
o   Scudder Small Cap Growth Portfolio
o   Scudder Strategic Income Portfolio
o   Scudder Technology Growth Portfolio
o   Scudder Total Return Portfolio
o   SVS Davis Venture Value Portfolio
o   SVS Dreman Financial Services Portfolio
o   SVS Dreman High Return Equity Portfolio
o   SVS Dreman Small Cap Value Portfolio
o   SVS Eagle Focused Large Cap Growth Portfolio
o   SVS Focus Value+Growth Portfolio
o   SVS Index 500 Portfolio
o   SVS INVESCO Dynamic Growth Portfolio
o   SVS Janus Growth and Income Portfolio
o   SVS Janus Growth Opportunities Portfolio
o   SVS MFS Strategic Value Portfolio
o   SVS Oak Strategic Equity Portfolio
o   SVS Turner Mid Cap Growth Portfolio
Scudder Worldwide 2004 Fund

The following information replaces related information included in each fund's currently effective SAI under the section "Net Asset Value":

An equity security which is traded on the Nasdaq Stock Market, Inc. ("Nasdaq") system or another over-the-counter ("OTC") market is valued at its Nasdaq Official Closing Price ("NOCP") on Nasdaq or its most recent sale price on such other OTC market as of the Value Time.


May 5, 2003